Debt Narrative (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2016	Dec. 31, 2017	Oct. 16, 2014	Sep. 22, 2014
Debt Instrument [Line Items]
Senior Notes	$ 72,987,000		$ 72,726,000
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	5.30%
Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period	4.30%
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	$ 73,625,000		$ 73,625,000
Secured Debt [Member]
Debt Instrument [Line Items]
Percentage of the value any new Equity Issues after December 31, 2013	25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth	50.00%
Minimum liquidity	$ 25,000,000.0
Minimum liquidity per owned vessels	$ 700,000.00
Minimum Fair value of the collateral of each credit facility	140.00%
Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital	1.00
Consolidated Net worth required	$ 500,000,000.0
Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital	0.60
Consolidated Net worth required	$ 100,000,000.0
$12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%
Senior Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					7.50%
Senior Notes				$ 8,600,000	$ 65,000,000
Debt Instrument, Redemption Price, Percentage		100.00%
Senior Notes, Denomination					$ 25.00
Repurchase price of Notes (as a percentage)		101.00%
Maximum net borrowings allowed as a percentage to total assets	70.00%
Minimum Net Worth Required for Compliance	$ 500,000,000
Senior Notes [Member] | Unsecured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Authorized repurchase of outstanding Senior Notes	$ 20,000,000.0	$ 20,000,000.0
$67.5 Million Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Minimum Fair value of the collateral of each credit facility	115.00%
From the Quarter ending March 31, 2019 until and including the Quarter ending June 30, 2019 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense	100.00%
From the quarter ending June 30, 2019 until the quarter ending September 30,2019 [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense	100.00%
From the quarter ending June 30, 2019 until the quarter ending September 30,2019 [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense	250.00%
For Each Quarter Thereafter [Member] | Secured Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense	100.00%
For Each Quarter Thereafter [Member] | Secured Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of EBIDTA to net interest expense	250.00%
Kamsarmax | $12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,800,000
Kamsarmax | $12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels	0
Kamsarmax | $27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels	0
Kamsarmax | $67.5 Million Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels	2
Kamsarmax | $409 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels	8
Kamsarmax | $42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of vessels	1